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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2006
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Bayard D. Waring
                 -------------------------------
   Address:      c/o Amelia Peabody Foundation
                 -------------------------------
                 One Hollis Street
                 -------------------------------
                 Wellesley, MA 02482
                 -------------------------------

Form 13F File Number: 028-05999
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Bayard D. Waring
         -------------------------------
Title:   Trustee
         -------------------------------
Phone:   781-237-6468
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ Bayard D. Waring     Gloucester, Massachusetts   August 11, 2006
   ---------------------    -------------------------   ---------------
       [Signature]               [City, State]            [Date]

Report Type (Check only one.):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

    Form 13F File Number        Name

    28-05989                    Amelia Peabody Foundation


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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:              1
                                        --------------------

Form 13F Information Table Entry Total:         55
                                        --------------------

Form 13F Information Table Value Total:         $5,609
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form 13F File No.           Name

1.      28-05993                    Philip B. Waring


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                                    BAYARD WARING
                              FORM 13F INFORMATION TABLE
                             QUARTER ENDED JUNE 30, 2006



      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------
ALLIANCE RESOURCE
PARTNERS                   Ut Ltd Part     01877R108   181       5,000   SH             OTHER         1      5,000     0       0
AMERICAN CAP
STRATEGIES LTD               COMMON        024937104   167       5,000   SH             OTHER         1      5,000     0       0
APPLE COMPUTER INC           COMMON        037833100   172       3,000   SH             OTHER         1      3,000     0       0
Aqua America                 Common        03836W103     6         266   SH             OTHER         1        266     0       0
BANK AMERICA CORP            COMMON        060505104   241       5,000   SH             OTHER         1      5,000     0       0
BHP BILLITON LTD ADR        SPON ADR       088606108   345       8,000   SH             OTHER         1      8,000     0       0
BJ SERVICES CO               COMMON        055482103   373      10,000   SH             OTHER         1     10,000     0       0
CHESAPEAKE ENERGY CORP       COMMON        165167107   151       5,000   SH             OTHER         1      5,000     0       0
Companhia Vale Do Rio
Doce-ADR                  Sponsored ADR    204412209    10         400   SH             OTHER         1        400     0       0
Dominion Resources Black
Warrior Trust             Units Ben Int    25746Q108     5         125   SH             OTHER         1        125     0       0
DOMINION RES BLACK
WARRIOR TR                Units Ben Int    25746Q108   153       4,000   SH             OTHER         1      4,000     0       0
DYNEGY INC                   COMMON        26816Q101    55      10,000   SH             OTHER         1     10,000     0       0
EAGLE BULK SHIPPING INC      COMMON        Y2187A101    71       5,000   SH             OTHER         1      5,000     0       0
EL PASO CORPORATION          COMMON        28336L109   150      10,000   SH             OTHER         1     10,000     0       0
Enerplus Resources         Unit Trust      29274D604     8         150   SH             OTHER         1        150     0       0
ENERPLUS RESOURCES FUND    Unit Trust      29274D604   281       5,000   SH             OTHER         1      5,000     0       0
Fording Canadian Coal        Common        345425102     3         100   SH             OTHER         1        100     0       0
FREESCALE SEMICONDUCTOR      COMMON        35687M107   145       5,000   SH             OTHER         1      5,000     0       0
Frontline                    Common        G3682E127     6         150   SH             OTHER         1        150     0       0
GENERAL ELECTRIC CORP        COMMON        369604103   165       5,000   SH             OTHER         1      5,000     0       0
Grey Wolf                    Common        397888108     8       1,000   SH             OTHER         1      1,000     0       0
Headwaters                   Common        42210P102     4         150   SH             OTHER         1        150     0       0
Healthcare Realty Trust      Common        421946104     5         150   SH             OTHER         1        150     0       0
HELIX ENERGY SOLUTIONS
GROUP I                      COMMON        42330P107   202       5,000   SH             OTHER         1      5,000     0       0
ING GROEP NV                Spon ADR       456837103     5         121   SH             OTHER         1        121     0       0
ISHARES                   MSCI BRAZIL      464286400   196       5,000   SH             OTHER         1      5,000     0       0
ISHARES                   MSCI JAPAN       464286848    68       5,000   SH             OTHER         1      5,000     0       0


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
ISHARES                 MSCI SINGAPORE     464286673    88      10,000   SH             OTHER         1     10,000     0       0
Kinder Morgan Energy
Partners                     Common        494550106     6         125   SH             OTHER         1        125     0       0
Lazard Global Total
Return
& Income                  Mutual Fund      52106W103     8         400   SH             OTHER         1        400     0       0
MEDTRONIC INC                COMMON        585055106   141       3,000   SH             OTHER         1      3,000     0       0
MOTOROLA INC                 COMMON        620076109   101       5,000   SH             OTHER         1      5,000     0       0
Nabors Industries            Common        G635F103      7         200   SH             OTHER         1        200     0       0
NOBLE ENERGY INC             COMMON        655044105   234       5,000   SH             OTHER         1      5,000     0       0
NORTHROP GRUMMAN CORP        COMMON        666807102   192       3,000   SH             OTHER         1      3,000     0       0
PATTERSON-UTI ENERGY INC     COMMON        703481101   142       5,000   SH             OTHER         1      5,000     0       0
PETROFUND ENERGY TRUST       COMMON        71648W108   187       7,500   SH             OTHER         1      7,500     0       0
Petrofund Energy Trust       Common        71648W108    10         400   SH             OTHER         1        400     0       0
PRECISION DR-W/I             COMMON        740215108   166       5,000   SH             OTHER         1      5,000     0       0
Quantitative Emerging Mkts  Mutual Fund    74762R855     9         484   SH             OTHER         1        484     0       0
Rayonier, Inc                Common        754907103     7         187   SH             OTHER         1        187     0       0
RS Global Nat Res           Mutual Fund    74972H705    12         338   SH             OTHER         1        338     0       0
Rydex Inverse Russell 2000  Mutual Fund    78355E544     9         242   SH             OTHER         1        242     0       0
Rydex Juno                  Mutual Fund    78355E429    15         709   SH             OTHER         1        709     0       0
ST JUDE MEDICAL INC          COMMON        790849103   162       5,000   SH             OTHER         1      5,000     0       0
Senior Housing Prop          Common        81721M109     5         300   SH             OTHER         1        300     0       0
Ship Finance                 Common        G81075106     5         307   SH             OTHER         1        307     0       0
STREETTRACKS GOLD
TRUST                       Gold Shs       863307104   184       3,000   SH             OTHER         1      3,000     0       0
TAIWAN SEMICONDUCTOR MFG    SPON ADR       874039100    92      10,000   SH             OTHER         1     10,000     0       0
Taiwan Semiconductor
Mfg - ADR                    Common        874039100     6         600   SH             OTHER         1        600     0       0
Teco Energy                  Common        872375100     6         400   SH             OTHER         1        400     0       0
TEVA PHARMACEUTICAL INDS
LTD A                       SPON ADR       881624209    158       5,000  SH             OTHER         1      5,000     0       0
THERMO ELECTRON CORP         COMMON        883556102    181       5,000  SH             OTHER         1      5,000     0       0
TRANSCANADA CORP             COMMON        89353D107    143       5,000  SH             OTHER         1      5,000     0       0
UNITEDHEALTH GROUP INC       COMMON        91324P102    157       3,500  SH             OTHER         1      3,500     0       0
                                                      5,609